INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Carrying value of equity securities by balance sheet location
The carrying values of our equity securities were included in the following line items in our consolidated balance sheets (in millions):

	Fair Value with Changes Recognized in Income	Measurement Alternative — No Readily Determinable Fair Value
December 31, 2024
Marketable securities	$418	$—
Other noncurrent assets	1,616	40
Total equity securities	$2,034	$40
December 31, 2023
Marketable securities	$345	$—
Other noncurrent assets	1,661	42
Total equity securities	$2,006	$42

Unrealized Gain (Loss) on Investments [Table Text Block]
The calculation of net unrealized gains and losses recognized during the year related to equity securities still held at the end of the year is as follows (in millions):

Year Ended December 31,	2024	2023
Net gains (losses) recognized during the year related to equity securities	$323	$371
Less: Net gains (losses) recognized during the year related to equity securities sold during the year	106	52
Net unrealized gains (losses) recognized during the year related to equity securities still held at the end of the year	$217	$319

Schedule of available-for-sale and trading securities
Our debt securities consisted of the following (in millions):

		Gross Unrealized		Estimated Fair Value
	Cost	Gains	Losses
December 31, 2024
Trading securities	$45	$1	$(1)	$45
Available-for-sale securities	1,728	21	(118)	1,631
Total debt securities	$1,773	$22	$(119)	$1,676
December 31, 2023
Trading securities	$43	$—	$(2)	$41
Available-for-sale securities	1,136	26	(28)	1,134
Total debt securities	$1,179	$26	$(30)	$1,175

Carrying values of debt securities by balance sheet location
The carrying values of our debt securities were included in the following line items in our consolidated balance sheets (in millions):

	December 31, 2024		December 31, 2023
	Trading Securities	Available-for-Sale Securities	Trading Securities	Available-for-Sale Securities
Marketable securities	$45	$1,260	$41	$914
Other noncurrent assets	—	371	—	220
Total debt securities	$45	$1,631	$41	$1,134

Contractual maturities of available-for-sale debt securities
The contractual maturities of these available-for-sale debt securities as of December 31, 2024 were as follows (in millions):

	Cost	Estimated Fair Value
Within 1 year	$299	$296
After 1 year through 5 years	1,217	1,132
After 5 years through 10 years	35	42
After 10 years	177	161
Total	$1,728	$1,631

Schedule of Realized Gain (Loss) [Table Text Block]
The sale and/or maturity of available-for-sale debt securities resulted in the following realized activity (in millions):

Year Ended December 31,	2024	2023	2022
Gross gains	$14	$3	$5
Gross losses	(12)	(10)	(136)
Proceeds	709	361	1,498